Shareholders’ (Deficit) Equity (Details)					12 Months Ended
		Apr. 22, 2024 HKD ($) shares	Apr. 22, 2024 USD ($) $ / shares shares	Jul. 14, 2023 $ / shares shares	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 HKD ($)	Jul. 14, 2024 shares
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares issued								11,250,000
Ordinary shares outstanding								11,250,000
Permanent equity					1	1
Share split at a ratio				On July 14, 2023, we effected a share split at a ratio of 1-to-1.6.
Rrdinary share issued		2,320,000	2,320,000
Total net proceeds		$ 50,995,776	$ 6,565,106		$ 65,641,784	$ 8,450,608
Common Stock [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares issued				18,000,000
Ordinary shares outstanding				18,000,000
Ordinary shares shares authorized				800,000,000
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.0000625
Rrdinary share issued	[1]				2,320,000	2,320,000
IPO [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares issued					11,250,000	11,250,000
Ordinary shares outstanding					11,250,000	11,250,000
Ordinary shares par value (in Dollars per share) | $ / shares			$ 4
Total net proceeds		$ 65,641,784	$ 8,375,900
IPO [Member] | Common Stock [Member]
Shareholders’ (Deficit) Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.0000625
Rrdinary share issued		2,320,000	2,320,000
Offering price per share (in Dollars per share) | $ / shares			$ 4
Gross proceeds (in Dollars) | $			$ 9,280,000

[1]	Giving retroactive effect to (i) all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023; and (ii) a share re-classification to Class A ordinary shares and Class B ordinary shares on March 3, 2025.